CONTRACT LIABILITY (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Opening balance	$ 185,696	$ 226,903
Additions	0	0
Changes in exchange rates	8,123	5,457
Revenue recognized from contract liability	(52,235)	(49,330)
Ending balance	138,918	185,696
Current portion	52,166	50,771
Long-term portion	$ 86,752	$ 134,925